Equity - Schedule of Nonvested Stock Options Granted (Details) - $ / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Stock Options [Member]
Schedule of Nonvested Stock Options Granted [Line Items]
Number of Options, Nonvested Balance	5,943	5,311
Weighted Average Exercise Price, Nonvested Balance	$ 11.54	$ 23.55
Number of Options, Granted	2,665	10,265
Weighted Average Exercise Price, Granted	$ 3.26	$ 4.13
Number of Options, Cancelled	(1,853)
Weighted Average Exercise Price, Cancelled	$ (27.4)
Number of Options, Vested	(6,755)	(9,633)
Weighted Average Exercise Price, Vested	$ (3.92)	$ (10.31)
Number of Options, Nonvested Balance		5,943
Weighted Average Exercise Price, Nonvested Balance		$ 11.54
Warrant [Member]
Schedule of Nonvested Stock Options Granted [Line Items]
Number of Warrants, Nonvested Balance	80,000	15,211
Weighted Average Exercise Price, Nonvested Balance	$ 7.5	$ 39.9
Number of Warrants, Issued		169,527
Weighted Average Exercise Price, Issued		$ 10.28
Number of Warrants, Cancelled		(23,288)
Weighted Average Exercise Price, Cancelled		$ (32.85)
Number of Warrants, Vested	(80,000)	(81,450)
Weighted Average Exercise Price, Vested	$ (7.5)	$ (12.1)
Number of Warrants, Nonvested Balance		80,000
Weighted Average Exercise Price, Nonvested Balance		$ 7.5